INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	[1]	$ 23,744	$ 11,990
Work in progress, net		3,997	3,884
Finished goods	[1]	1,042	1,322
Inventory net		$ 28,783	$ 17,196

[1]	Reclassified